UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.4%
New York 89.8%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,
Series A, 5.25%, 11/15/27	$5,000,000	$5,238,650
Series A, 5.25%, 11/15/32	5,000,000	5,215,000
Series E, 5.50%, 11/15/27	1,135,000	1,198,855
Series E, 5.25%, 11/15/32	1,150,000	1,199,450
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing
Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, 5.00%,
10/01/40	3,000,000	3,110,340
10/01/45	3,800,000	3,902,600
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp.
Project, Series A, 5.375%, 10/01/41	2,035,000	2,178,651
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	2,505,000	2,735,936
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,051,780
Erie County IDA School Facility Revenue, City School District Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,037,656
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
10/01/30	3,000,000	3,140,940
10/01/35	1,500,000	1,515,525
Hudson Yards Infrastructure Corp. Revenue, Series A,
5.00%, 2/15/47	40,000,000	40,500,800
5.25%, 2/15/47	35,000,000	36,783,950
AGMC Insured, 5.00%, 2/15/47	15,000,000	15,229,050
Long Island Power Authority Electric System Revenue, General,
Refunding, Series A, 6.00%, 5/01/33	42,000,000	47,248,740
Refunding, Series A, 5.00%, 9/01/42	22,000,000	22,942,480
Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,557,400
Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,924,132
Series A, AMBAC Insured, 5.00%, 9/01/34	20,670,000	20,743,999
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	24,000,000	24,568,560
Series B, 5.00%, 12/01/35	5,000,000	5,159,900
Series C, 5.00%, 9/01/35	16,000,000	16,567,200
Series C, BHAC Insured, 5.00%, 9/01/35	5,000,000	5,207,550
Madison County IDA Civic Facility Revenue,
Colgate University Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/39	3,250,000	3,300,765
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37	1,000,000	929,820
Monroe County IDC Revenue, University of Rochester Project,
Series A, 5.00%, 7/01/38	6,350,000	6,793,801
Series B, 5.00%, 7/01/43	5,000,000	5,301,700
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project,
Series A, XLCA Insured, 5.00%,
7/01/29	5,710,000	5,715,253
7/01/34	3,000,000	2,980,860
MTA Commuter Facilities Revenue, Series R, Pre-Refunded, 5.50%, 7/01/17	2,000,000	2,140,180
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	24,774,946
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29	25,800,000	26,515,434
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	69,472,494
Series B, 5.00%, 11/15/34	63,750,000	68,101,575
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,556,200
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	42,739,600
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	21,500,000	22,675,835
Series A, 5.00%, 11/15/33	5,520,000	5,897,071
Series A, 5.00%, 11/15/35	43,895,000	45,116,159
Series A, 5.00%, 11/15/37	48,000,000	49,315,200
Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,053,456
Series B, 5.00%, 11/15/37	25,000,000	25,685,000
Series B, 5.00%, 11/15/38	11,320,000	11,889,509
Series B, 5.00%, 11/15/43	10,670,000	11,149,190
Series C, 6.50%, 11/15/28	15,000,000	17,743,650
Series C, 5.00%, 11/15/38	10,000,000	10,503,100

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
Series C, 5.00%, 11/15/42	10,000,000	10,456,800
Series C, 5.00%, 11/15/47	16,125,000	16,769,355
Series F, 5.00%, 11/15/35	11,000,000	11,223,080
Sub Series A-1, 5.00%, 11/15/40	20,000,000	20,975,200
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	27,748,932
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,104,162
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,384,813
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	28,655,123
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	29,617,542
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	7,936,763
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%,
11/01/28	2,000,000	2,253,960
New York City Educational Construction Fund Revenue, Series A,
5.75%, 4/01/41	20,000,000	22,756,800
BHAC Insured, 5.00%, 4/01/37	19,750,000	20,361,262
New York City GO,
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,105,139
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,100,256
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,094,725
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,088,205
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,081,109
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,073,013
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,060,035
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,047,860
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,031,885
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	991,955
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	974,926
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,606,400
Fiscal 2002, Series D, 5.50%, 6/01/24	155,000	155,552
Fiscal 2006, Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	16,218,750
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,235,484
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,430,695
Fiscal 2009, Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,425,970
Fiscal 2009, Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,833,900
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,616,625
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,205,470
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,633,682
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,486,526
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,431,540
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,238,700
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,154,268
Refunding, Series D, 5.125%, 8/01/19	10,000	10,035
Savers, Series B, zero cpn., 6/01/19	1,030,000	994,012
Series F, 5.30%, 1/15/26	5,000	5,016
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	12,055,000	13,142,240
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	7,945,000	8,777,557
New York City HDC, MFHR,
Series A-1, 4.80%, 11/01/35	5,610,000	5,718,161
Series C-1, 5.25%, 11/01/29	6,110,000	6,401,386
Series C-1, 5.50%, 11/01/34	3,000,000	3,157,620
Series C-1, 5.55%, 11/01/39	3,300,000	3,422,298
Series C-1, 5.70%, 11/01/46	12,500,000	13,019,125
New York City IDA Civic Facility Revenue,
Ethical Culture Fieldston School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,424,800
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,533,060
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,240,549
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,019,860
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	7,590,000	7,644,952
Fiscal 2004, Refunding, Series C, Pre-Refunded, 5.00%, 6/15/35	2,410,000	2,442,101
Fiscal 2005, Refunding, Series B, 5.00%, 6/15/36	26,700,000	27,222,519
Fiscal 2005, Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,008,128
Fiscal 2005, Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,128,389
Fiscal 2006, Refunding, Series A, 5.00%, 6/15/39	34,950,000	35,960,404

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	60,101,530
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	55,321,760
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,348,838
Fiscal 2012, Series FF, 5.00%, 6/15/45	10,830,000	11,406,589
Second General Fiscal, Series BB, AGMC Insured, 5.00%, 6/15/47	9,960,000	10,516,864
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	40,601,200
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,085,316
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	35,029,709
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	42,655,099
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	22,500,000	23,757,975
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	8,771,786
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,135,200
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	79,277,250
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,089,500
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	32,910,300
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	56,436,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	31,867,683
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	33,661,500
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	33,927,302
Fiscal 2013, Series S-1, 5.00%, 7/15/37	32,000,000	34,253,440
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	18,971,467
Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	21,461,600
Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34	2,465,000	2,952,355
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	18,582,562
Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	10,741,800
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,485,200
Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	8,952,817
Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	48,063,150
Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,001
Series D, 5.00%, 2/01/27	5,770,000	5,770,808
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,
11/15/35	33,130,000	33,557,046
11/15/44	41,000,000	41,328,000
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	53,449,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,829,825
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	19,225,440
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,
5.25%, 10/01/35	86,360,000	94,609,107
5.50%, 10/01/37	27,000,000	30,473,280
New York State Dormitory Authority Lease Revenue,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,734,500
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,578,097
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,670,872
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,604,670
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,451,160
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,324,780
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,097,790
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	970,000	1,009,828
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	9,700,000	9,846,664
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.125%, 7/01/34	15,000,000	15,232,800
Insured Mortgage, Maimonides Hospital Medical Center, NATL Insured, Pre-Refunded, 5.00%, 8/01/24	6,150,000	6,270,848
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,290,510
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,132,000
Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	35,000,000	35,087,500
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,162,620
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,337,712
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	10,952,731
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,965,775
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,843,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	23,336,280

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%,
7/01/30	5,150,000	5,545,057
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL RE, FGIC Insured, 5.25%,
7/01/34	13,220,000	14,146,325
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,751,630
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,251,050
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,603,440
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,672,400
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,123,750
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,313,213
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,682,218
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,337,227
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,228,392
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 8/01/24	2,500,000	2,702,075
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 2/01/28	10,060,000	10,310,092
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/35	10,000,000	10,386,500
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,390,250
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,358,050
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	20,934,000
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,516,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	29,469,390
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	21,264,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	10,628,600
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/26	5,475,000	5,968,900
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	5,957,924
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,397,600
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	10,595,000
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/37	3,475,000	3,731,455
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	28,616,050
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	20,892,273
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/42	6,500,000	6,908,590
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	52,792,902
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	26,501,250
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,538,947
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,399,688
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,207,583
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,349,606
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,248,250
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,016,800
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,431,975
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,276,210
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	13,874,640
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,289,400
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,575,734
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	4,971,645
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	3,996,819
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,294,850
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,427,542
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,622,750
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,759,700
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,207,247
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,449,314
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,365,280
Non-State Supported Debt, School Districts Financing Program, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,078,350
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,201,900
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	6,746,041
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,332,840
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,368,700
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,313,550
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	2,750,000	2,896,410
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	6,606,221

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	10,657,500
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	13,780,910
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,143,400
Non-State Supported Debt, The New York and Presbyterian Hospital, AGMC Insured, Pre-Refunded, 5.00%, 8/15/36	13,990,000	14,291,345
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	4,958,216
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,252,955
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,446,380
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,308,850
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured
Guaranty, 5.50%, 5/15/22	5,000,000	6,051,450
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,504,375
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,585,352
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	115,000	115,174
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	26,771,750
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	15,899,550
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/33	14,210,000	14,946,646
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,282,728
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	4,814,163
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	7,709,456
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	28,000,000	29,542,240
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/33	9,005,000	9,652,099
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/38	22,260,000	23,547,741
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/32	8,680,000	9,158,094
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/33	4,275,000	4,582,202
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%, 2/15/30	12,100,000	12,482,844
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28	3,250,000	3,256,305
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	22,435,400
Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,727,403
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	5,830,000	5,856,643
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	12,855,305
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	21,786,717
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	34,368,721
Education, Series A, 5.00%, 3/15/36	7,395,000	7,812,448
Education, Series A, 5.00%, 3/15/37	49,750,000	52,682,762
Education, Series A, 5.00%, 3/15/38	5,000,000	5,357,250
Education, Series C, 5.00%, 12/15/31	17,305,000	18,710,166
Education, Series C, 5.00%, 12/15/35	10,000,000	10,781,000
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	282,806
Education, Series D, 5.00%, 3/15/36	46,500,000	49,755,000
General Purpose, Series A, 5.00%, 2/15/34	16,525,000	17,827,996
General Purpose, Series A, 5.00%, 2/15/39	20,705,000	21,977,943
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,434,870
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,791,500
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A,
AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,243,200
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14	320,000	321,558
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York
City Municipal Water Finance Authority Projects, Second Resolution, Subordinated State Revolving Fund,
Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,648,750
Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,887,164
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,080,601
Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,678,089
Series A, 5.125%, 6/15/38	35,000,000	38,086,650
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,556,140
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing, Series A,
5.00%, 3/15/34	10,000,000	10,730,600
5.00%, 3/15/38	15,000,000	15,898,950
NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	11,864,752
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,508,835
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,596,050
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,995,000	2,001,244
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	250,000	250,658
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,035,000	1,036,977

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	2,075,000	2,078,133
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,444,500
New York State Thruway Authority General Revenue,
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,448,200
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,502,600
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	57,047,344
Refunding, Series I, 5.00%, 1/01/37	21,250,000	22,386,662
Series F, AMBAC Insured, 5.00%, 1/01/30	3,225,000	3,303,142
Series F, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/30	6,775,000	7,043,764
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	36,395,100
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,444,400
Series I, 5.00%, 1/01/42	45,000,000	46,949,400
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,106,000
Series A, 5.00%, 4/01/27	27,000,000	30,432,780
Series A, 5.00%, 4/01/28	11,600,000	12,978,428
Series A, 5.00%, 4/01/30	9,000,000	9,928,710
Series A, 5.00%, 4/01/31	10,250,000	11,201,405
Series A, 5.00%, 4/01/32	11,100,000	12,106,881
Series A, AGMC Insured, 5.00%, 4/01/24	7,420,000	8,175,653
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,683,155
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,433,971
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,931,689
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,175,728
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,552,650
State Personal Income Tax, State Facilities and Equipment, Series A-1, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
3/15/29	7,000,000	7,009,590
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	10,752,800
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,218,447
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,018
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,
4/01/15	1,065,000	1,136,046
4/01/16	1,000,000	1,112,440
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding,
NATL Insured, zero cpn., 4/01/30	17,480,000	7,015,773
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,866,785
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,346,900
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	78,807,876
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	27,280,250
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	31,567,370
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	26,855,000
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	19,971,010
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,
12/01/32	2,000,000	2,031,180
12/01/37	3,320,000	3,338,858
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
10/15/29	5,195,000	5,325,758
10/15/32	94,975,000	97,005,565
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,471,156
Schenectady IDA Civic Facility Revenue, Schaffer Heights, Series A, GNMA Secured,
6.00%, 11/01/30	2,755,000	2,757,452
6.05%, 11/01/35	2,375,000	2,376,615
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,047,940
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
5.25%, 1/01/16	1,290,000	1,290,219
5.375%, 1/01/23	4,760,000	4,647,045
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B,
NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,267,722
Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,459,300
Pre-Refunded, 5.50%, 1/01/30	32,185,000	40,177,823
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	34,666,118
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	19,565,884

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2014 (unaudited) (continued)
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,414,453
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	8,077,450
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	10,973,400
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,385,200
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	52,106,233
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	43,835,350
Warren and Washington Counties IDA Civic Facility Revenue,
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,124,495
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,684,306
Yonkers GO,
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	5,825,000	5,926,763
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,256,248
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	12,723,688
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/30	1,885,000	2,012,200
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,
5.75%, 6/01/24	1,150,000	1,253,834
6.00%, 6/01/29	1,000,000	1,083,780
6.00%, 6/01/41	5,000,000	5,360,650
		4,873,435,705
U.S. Territories 7.6%
Puerto Rico 7.6%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	15,600,000	11,807,796
Puerto Rico Commonwealth GO, Public Improvement, Refunding,
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	6,336,330
Series B, 6.00%, 7/01/39	20,000,000	15,823,600
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	10,273,200
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding,
Series A, 5.00%, 7/01/38	220,000	123,237
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	14,221,434
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	26,294,700
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	22,659,152
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	21,147,698
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	7,300,600
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	3,422,431
Series CCC, 5.25%, 7/01/27	25,000,000	17,516,250
Series CCC, 5.25%, 7/01/28	10,000,000	6,956,800
Series WW, 5.25%, 7/01/33	32,250,000	22,333,447
Series XX, 5.25%, 7/01/40	19,000,000	12,644,690
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series P, 6.50%, 7/01/30	10,000,000	8,342,500
Series P, 6.75%, 7/01/36	12,500,000	10,554,750
Series Q, 5.625%, 7/01/39	10,000,000	7,756,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	12,193,800
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	39,276,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	74,215,800
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	8,607,600
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	27,837,600
first subordinate, Series C, 5.25%, 8/01/41	25,065,000	18,891,240
Senior Series C, 5.25%, 8/01/40	7,000,000	5,878,670
		412,415,725
Total Municipal Bonds before Short Term Investments (Cost $5,160,272,945)		5,285,851,430
Short Term Investments (Cost $13,400,000) 0.2%
Municipal Bonds 0.2%
New York 0.2%
[a]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put, 0.03%, 12/01/37	13,400,000	13,400,000

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2014 (unaudited) (continued)
Total Investments (Cost $5,173,672,945) 97.6%	5,299,251,430
Other Assets, less Liabilities 2.4%	130,530,518
Net Assets 100.0%	$5,429,781,948

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDC - Industrial Development Corp.
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,175,570,262

Unrealized appreciation	$247,122,815
Unrealized depreciation	(123,441,647)
Net unrealized appreciation (depreciation)	$123,681,168

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014